Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 28,113		$ 30,996	$ 26,649
Measured at FVOCI	[1]	1,060		1,440	1,205
Interest income calculated using effective interest method		29,173		32,436	27,854
Other	[2]	539		348	213
Interest income	[3]	29,712		32,784	28,067
Measured at amortized cost	[1]	12,211		15,575	11,757
Interest expense calculated using effective interest method		12,211		15,575	11,757
Other		181	[4]	32	119
Interest expenses		$ 12,392		$ 15,607	$ 11,876

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $29,173 for the year ended October 31, 2020 (October 31, 2019 – $32,436; October 31, 2018 – $27,854).
[4]	The interest on lease liabilities was $117; prior period amounts have not been restated (refer to Notes 3 and 4).